SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,860,477	$ 6,865,594	$ 7,050,053
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,389,846	6,330,624	6,355,934
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	458,242	533,477	691,729
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 12,389	$ 1,493	$ 2,390